Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 30,417
Lower than 50% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Lower than 50%
Exposure	$ 8,646
50 to 60% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	50 to 60%
Exposure	$ 1,266
60 to 70% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	60 to 70%
Exposure	$ 1,103
70 to 80% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	70 to 80%
Exposure	$ 1,250
80 to 90% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	80 to 90%
Exposure	$ 1,145
90 to 100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	90 to 100%
Exposure	$ 2,445
Higher than100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Higher than 100%
Exposure	$ 14,562